7. INVENTORIES	24 Months Ended
Dec. 31, 2020
Notes
7. INVENTORIES	7. INVENTORIES During the year ended December 31, 2020, the Company recorded an inventory write-down of $180,432 related to hand sanitizers purchased during the year.